ForeInvestors Choice Variable Annuity – I Share

Supplement Dated October 3, 2016 to your Prospectus dated May 2, 2016

Effective September 30, 2016, the following changes were made to the Ivy Funds Variable Insurance Portfolios:

Portfolio Name

The name of the Ivy Funds Variable Insurance Portfolios has been changed to Ivy Variable Insurance Portfolios.  All references to Ivy Funds Variable Insurance Portfolios are hereby deleted and replaced with Ivy Variable Insurance Portfolios.  In addition, the name of each Portfolio has been changed as follows:

Name Prior to September 30, 2016	Name Effective September 30, 2016
Ivy Funds VIP Asset Strategy	Ivy VIP Asset Strategy
Ivy Funds VIP Core Equity	Ivy VIP Core Equity
Ivy Funds VIP International Core Equity	Ivy VIP International Core Equity
Ivy Funds VIP Real Estate Securities	Ivy VIP Real Estate Securities
Ivy Funds VIP Value	Ivy VIP Value

The list of Ivy Variable Insurance Portfolios on page 2 of your prospectus has been deleted and replaced with the following:

Ivy Variable Insurance Portfolios

•                  Ivy VIP Asset Strategy

•                  Ivy VIP Core Equity

•                  Ivy VIP International Core Equity

•                  Ivy VIP Real Estate Securities

•                  Ivy VIP Value

Investment Adviser

Waddell & Reed Investment Management Company (“Waddell & Reed”) will no longer serve as investment adviser to the Portfolios.  Ivy Investment Management Company, an affiliate of Waddell & Reed, will serve as investment adviser.

The following section of Appendix C – Fund Data in your prospectus has been deleted and replaced with the following:

Funding Option	Investment Objective Strategy	Investment Adviser/Sub-Adviser
Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy - VIT	Seeks to provide total return.	Ivy Investment Management Co.
Ivy VIP Core Equity - VIT	Seeks to provide capital growth and appreciation.	Ivy Investment Management Co.
Ivy VIP International Core Equity - VIT	Seeks to provide capital growth and appreciation.	Ivy Investment Management Co.
Ivy VIP Real Estate Securities - VIT	Seeks to provide total return through capital appreciation and current income.	Ivy Investment Management Co. Sub-advised by Advantus Capital Management, Inc.
Ivy VIP Value - VIT	Seeks to provide capital appreciation.	Ivy Investment Management Co.

This Supplement Should Be Retained For Future Reference.

FIC-I-100316-MC